Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Managed Accounts Portfolios Trust
Entity Central Index Key	0001390204
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000048022 [Member]
Shareholder Report [Line Items]
Fund Name	Municipal Total Return Managed Accounts Portfolio
Class Name	Municipal Total Return Managed Accounts Portfolio
Trading Symbol	NMTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Municipal Total Return Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Municipal Total Return Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 1,593,979,963
Holdings Count | Holding	679
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$1,593,979,963

Total number of portfolio holdings	679

Portfolio turnover (%)	14%

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
C000219780 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Managed Accounts Portfolio
Class Name	Nuveen Core Impact Bond Managed Accounts Portfolio
Trading Symbol	NCIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Core Impact Bond Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Impact Bond Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[2]
Net Assets	$ 18,610,095
Holdings Count | Holding	124
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$18,610,095

Total number of portfolio holdings	124

Portfolio turnover (%)	63%

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
C000238439 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Managed Accounts Portfolio
Class Name	Nuveen Emerging Markets Debt Managed Accounts Portfolio
Trading Symbol	NEMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Emerging Markets Debt Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
Net Assets	$ 27,274,744
Holdings Count | Holding	123
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$27,274,744

Total number of portfolio holdings	123

Portfolio turnover (%)	23%

Holdings [Text Block]

(1) The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
C000238440 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Managed Accounts Portfolio
Class Name	Nuveen High Yield Managed Accounts Portfolio
Trading Symbol	NMYHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen High Yield Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[4]
Net Assets	$ 17,925,408
Holdings Count | Holding	194
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$17,925,408

Total number of portfolio holdings	194

Portfolio turnover (%)	44%

Holdings [Text Block]

(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
C000238441 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred Securities and Income Managed Accounts Portfolio
Class Name	Nuveen Preferred Securities and Income Managed Accounts Portfolio
Trading Symbol	NISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Preferred Securities and Income Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$1	0.01%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[5]
Net Assets	$ 17,762,023
Holdings Count | Holding	84
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$17,762,023

Total number of portfolio holdings	84

Portfolio turnover (%)	18%

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
C000238442 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Securitized Credit Managed Accounts Portfolio
Class Name	Nuveen Securitized Credit Managed Accounts Portfolio
Trading Symbol	NNSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Securitized Credit Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Credit Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
Net Assets	$ 42,326,534
Holdings Count | Holding	166
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$42,326,534

Total number of portfolio holdings	166

Portfolio turnover (%)	19%

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
C000248080 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ultra Short Municipal Managed Accounts Portfolio
Class Name	Nuveen Ultra Short Municipal Managed Accounts Portfolio
Trading Symbol	NUSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Ultra Short Municipal Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[7]
Net Assets	$ 10,000,000
Holdings Count | Holding	33
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$10,000,000

Total number of portfolio holdings	33

Portfolio turnover (%)	0%

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

[1]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[2]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[3]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[4]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[5]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[6]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[7]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.